Risks Associated with Concentration	12 Months Ended
Dec. 31, 2013
Risks And Uncertainties [Abstract]
Risks Associated with Concentration
17.	Risks Associated with Concentration

The Company is exposed to certain concentration risks that may adversely affect the Company’s financial position in the near term:

(i)	The Company derives 100% of its revenue from CMA CGM which is exposed to the cyclicality of the container shipping industry.

(ii)	There is a concentration of credit risk with respect to cash and cash equivalents at December 31, 2013 to the extent that substantially all of the amounts are deposited with three banks (2012; four banks). However, the Company believes this risk is remote as the banks are high credit quality financial institutions.